Going Concern (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)
Going Concern [Abstract]
Net cash used in operating activities	¥ (47,665,237)	$ (6,816,037)	¥ (6,343,017)	¥ (28,401,519)	$ (3,964,700)	¥ 7,234,032	¥ (29,611,617)
Accumulated deficit	(145,286,222)			(139,900,813)		(9,069,539)		$ (20,775,653)	$ (19,529,400)
Cash	¥ 778,567			¥ 468,731		¥ 1,252,793		$ 111,334	$ 65,430